Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2021
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]
Long-Term Debt by Earliest Contractual Maturity
in € m.	Due in 2022	Due in 2023	Due in 2024	Due in 2025	Due in 2026	Due after 2026	Total Dec 31, 2021	Total Dec 31, 2020
Senior debt:
Bonds and notes:
Fixed rate	9,053	11,529	10,179	5,791	9,986	16,909	63,446	66,402[1]
Floating rate	3,134	1,373	2,327	3,243	3,234	4,871	18,182	26,990[1]
Other	37,217	3,597	6,853	791	752	4,749	53,960	48,103
Subordinated debt:
Bonds and notes:
Fixed rate	14	33	74	2,623	1,967	2,479	7,191	6,049
Floating rate	0	1,197	21	194	0	0	1,412	1,303
Other	15	103	88	0	42	46	293	316
Total long-term debt	49,434	17,832	19,542	12,643	15,980	29,054	144,485	149,163

[1] Prior years' comparatives aligned to presentation in the current year.

Fixed and Floating Rate Trust Preferred Securities [text block table]
Trust Preferred Securities[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Fixed rate	0	269
Floating rate	528	1,052
Total trust preferred securities	528	1,321

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.